Shareholder Report, Holdings (Details) - Select STOXX Europe Aerospace & Defense ETF	Aug. 31, 2026
MTU Aero Engines AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Airbus SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Leonardo SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Saab AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Thales SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Hensoldt AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Rheinmetall AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Babcock International Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Rolls-Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Defense Sector [Member]
Holdings [Line Items]
Percent of Total Investments	54.80%
Aircraft & Parts Sector [Member]
Holdings [Line Items]
Percent of Total Investments	39.80%
Transport Operations & Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.00%
Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.60%